Financial instruments - Schedule of Cash Resources and Other Financial Assets (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents, current
Cash at bank and in hand	€ 3,601	€ 2,862	€ 2,790
Short-term deposits	981	1,181	1,804
Other cash equivalents	388	116	400
Cash and cash equivalents	4,970	4,159	4,994
Other financial assets, current
Financial assets at amortised cost	835	961	727
Financial assets at fair value through other comprehensive income	61	151	0
Other financial assets	1,445	1,731	1,376
Current financial assets	6,415	5,890	6,370
Cash and cash equivalents, non-current
Cash at bank and in hand	0	0	0
Short-term deposits	0	0	0
Other cash equivalents	0	0	0
Cash and cash equivalents	0	0	0
Other financial assets, non-current
Financial assets at amortised cost	560	454	352
Financial assets at fair value through other comprehensive income	525	458	438
Other financial assets	1,506	1,386	1,220
Non-current financial assets	1,506	1,386	1,220
Cash and cash equivalents, total
Cash at bank and in hand	3,601	2,862	2,790
Short-term deposits	981	1,181	1,804
Other cash equivalents	388	116	400
Cash and cash equivalents	4,970	4,159	4,994
Other financial assets, total
Financial assets at amortised cost	1,395	1,415	1,079
Financial assets at fair value through other comprehensive income	586	609	438
Other financial assets	2,951	3,117	2,596
Financial assets	7,921	7,276	7,590
Financial assets at amortised cost	560	454	352
Judicial deposits
Other financial assets, non-current
Financial assets at amortised cost	212	227	228
Other financial assets, total
Financial assets at amortised cost	212	227	228
Derivatives
Other financial assets, current
Financial assets at fair value through profit or loss	79	37	36
Other financial assets, non-current
Financial assets at fair value through profit or loss	39	75	31
Other financial assets, total
Financial assets at fair value through profit or loss	118	112	67
Other
Other financial assets, current
Financial assets at fair value through profit or loss	470	582	613
Other financial assets, non-current
Financial assets at fair value through profit or loss	382	399	399
Other financial assets, total
Financial assets at fair value through profit or loss	€ 852	€ 981	€ 1,012